Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt

Note 5. Debt

Our debt consists of notes that are publicly traded, an ABL Revolver, term loans and other short-term borrowings. Our debt consisted of the following:

(Dollars in millions)	December 31, 2012	September 30, 2013
9% Senior subordinated notes, due November 2014	$367	—
10.75% Senior secured notes, due August 2016	179	—
7.75% Senior notes, due May 2021	—	250
Term Loan B-1, due April 2016	—	199
Term Loan B-2, due April 2020	—	467
ABL revolver, due April 2018	—	—
Other debt(1)	23	22

	569	938
Less: current portion(1)	(23)	(22)

	$546	$916

(1)	The other debt of $23 million as of December 31, 2012 consisted of $20 million related to our Poland filtration operations and $3 million related to our China filtration operations. The other debt of $22 million as of September 30, 2013 consisted of $20 million related to our Poland filtration operations and $2 million related to our China filtration operations.

The fair value framework requires the categorization of our debt into three levels based upon the assumptions (inputs) used to determine fair value. The fair value of debt and the categorization of the hierarchy level of fair value, net of discount, are as follows:

Fair Value of Debt at December 31, 2012

(Dollars in millions)	Book Value of Debt	Fair Value Factor	Fair Value of Debt
Senior subordinated notes, due November 2014(1)	$367	100.25%	$368
Senior secured notes, due August 2016(1)	179	108.43%	194
ABL revolver, due May 2017(2)	—	100%	—
Other debt(2)	23	100%	23

Total fair value of debt at December 31, 2012			$585

Fair Value of Debt at September 30, 2013

(Dollars in millions)	Book Value of Debt	Fair Value Factor	Fair Value of Debt
Senior notes, due May 2021(1)	$250	102.75%	$257
Term Loan B-1, due April 2016(1)	199	100.06%	199
Term Loan B-2, due April 2020(1)	467	99.56%	465
ABL revolver, due April 2018(2)	—	100%	—
Other debt(2)	22	100%	22

Total fair value of debt at September 30, 2013			$943

(1)	The fair value of the long-term debt was estimated based on quoted market prices obtained through broker or pricing services and categorized within Level 2 of the hierarchy. The fair value of our debt that is publicly traded in the secondary market is classified as Level 2 and is based on current market yields obtained through broker or pricing services.
(2)	The carrying value of fixed rate short-term debt approximates fair value because of the short term nature of these instruments, and the carrying value of the Company’s current floating rate debt instruments approximates fair value because of the variable interest rates pertaining to those instruments. The fair value of debt is categorized within Level 2 of the hierarchy.

ABL Revolver

We replaced our Old ABL Revolver with a new ABL Revolver on April 25, 2013. The ABL Revolver comprises a revolving credit facility of up to $175 million for borrowings available solely to the U.S. domestic borrowers, including (a) a $30 million sub-limit for letters of credit and (b) a $15 million swingline facility. Availability under the ABL Revolver is based upon monthly (or more frequent under certain circumstances) borrowing base valuations of our eligible inventory and accounts receivable, among other things, and is reduced by certain reserves in effect from time to time.

At September 30, 2013, there were no outstanding borrowings under the ABL Revolver. We had an additional $124 million of availability after giving effect to $10 million in outstanding letters of credit and less than $1 million for borrowing base reserves as of September 30, 2013.

Maturity. The ABL Revolver is scheduled to mature on April 25, 2018.

Guarantees and collateral. The indebtedness, obligations and liabilities under the ABL Revolver are unconditionally guaranteed jointly and severally on a senior secured basis by Parent and certain of its current and future U.S. subsidiaries, and are secured, subject to permitted liens and other exceptions and exclusions, by a first-priority lien on accounts receivable, inventory, cash, deposit accounts, securities accounts and proceeds of the foregoing and certain assets related thereto and a second-priority lien on the collateral that secures the Term Loans on a first-priority basis.

Mandatory prepayments. If at any time the outstanding borrowings under the ABL Revolver (including outstanding letters of credit and swingline loans) exceed the lesser of (i) the borrowing base as in effect at such time and (ii) the aggregate revolving commitments as in effect at such time, the borrowers will be required to prepay an amount equal to such excess and/or cash collateralize outstanding letters of credit.

Voluntary prepayments. Subject to certain conditions, the ABL Revolver allows the borrowers to voluntarily reduce the amount of the revolving commitments and to prepay the loans without premium or penalty other than customary breakage costs for LIBOR rate contracts.

Interest rates and fees. Outstanding borrowings under the ABL Revolver accrue interest at an annual rate of interest equal to (i) a base rate plus the applicable spread, as set forth below or (ii) a LIBOR rate plus the applicable spread, as set forth below. Swingline loans bear interest at a base rate plus the applicable spread. The Company will pay a commission on letters of credit issued under the New ABL Revolver at a rate equal to the applicable spread for loans based upon the LIBOR rate.

Level	Average Aggregate Availability	Base Rate Loans and Swingline Loans	LIBOR Loans
I	<$50,000,000	1.00%	2.00%
II	>$50,000,000 but < $100,000,000	0.75%	1.75%
III	>$100,000,000	0.50%	1.50%

The borrowers will pay certain fees with respect to the ABL Revolver, including (i) an unused commitment fee on the undrawn portion of the credit facility of 0.25% per annum in the event that more than 50% of the commitments (excluding swingline loans) under the credit facility are utilized, and 0.375% per annum in the event that less than or equal to 50% of the commitments (excluding swingline loans) under the credit facility are utilized and (ii) customary annual administration fees and fronting fees in respect of letters of credit equal to 0.125% per annum on the stated amount of each letter of credit outstanding during each fiscal quarter. During an event of default, all loans and other obligations under the ABL Revolver may bear interest at a rate 2.00% in excess of the otherwise applicable rate of interest.

Cash Dominion. Commencing on the day that an event of default occurs or availability under the ABL Revolver is less than the greater of 12.5% of the total borrowing base and $17.5 million and continuing until no event of default has existed and availability has been greater than such thresholds at all times for 60 consecutive days, amounts in the Company’s deposit accounts and the deposit accounts of the guarantors (other than certain excluded accounts) will be transferred daily into a blocked account held by the administrative agent and applied to reduce the outstanding amounts under the ABL Revolver.

Covenants. The ABL Revolver contains negative covenants that, among other things, limit or restrict the ability of the Company and its subsidiaries to: create liens and encumbrances; incur additional indebtedness; merge, dissolve, liquidate or consolidate; make acquisitions, investments, advances or loans; dispose of or transfer assets; pay dividends or make other payments in respect of their capital stock; amend certain material governance documents; change the nature of the business of the borrowers and their subsidiaries; redeem or repurchase capital stock or prepay, redeem or repurchase certain debt; engage in certain transactions with affiliates; change the borrowers’ fiscal periods; and enter into certain restrictive agreements. The ABL Revolver also contains certain customary affirmative covenants and events of default, including a change of control.

In addition, commencing on the day that an event of default occurs or availability under the ABL Revolver is less than the greater of 10.0% of the total borrowing base and $15.0 million and continuing until no event of default has existed and availability under the ABL Revolver has been greater than such thresholds at all times, in each case, for 30 consecutive days, Parent will be required to maintain a fixed charge coverage ratio of at least 1.0x measured for the last 12-month period. As of November 8, 2013, the Company remained in compliance with all debt covenants. The fixed charge coverage ratio was 2.17x as of September 30, 2013. If none of the covenant triggers have occurred, the impact of falling below the fixed charge coverage ratio would not be a default but instead would limit our ability to pursue certain operational or financial transactions (e.g. acquisitions).

Indenture

Senior Notes. On April 25, 2013, Affinia Group Inc. issued $250 million of Senior Notes as part of the refinancing. The Senior Notes accrue interest at the rate of 7.75% per annum, payable semi-annually on May 1 and November 1 of each year, commencing November 1, 2013. The Senior Notes will mature on May 1, 2021. The terms of the Indenture provide that, among other things, the Senior Notes rank equally in right of payment to all of the Company’s and all of Affinia Group, Inc.’s 100% owned current and future domestic subsidiaries (the “Guarantors”) existing and future senior debt and senior in right of payment to all of the Company’s and Guarantors’ existing and future subordinated debt. The Senior Notes are structurally subordinated to all of the liabilities and obligations of the Company’s subsidiaries that do not guarantee the Senior Notes. The Senior Notes are effectively junior in right of payment to all of the Company’s and the Guarantors’ secured indebtedness, including the Term Loans and the ABL Revolver, to the extent of the value of the collateral securing such indebtedness. The outstanding balance of the Senior Notes at September 30, 2013 was $250 million.

Guarantees. The Guarantors guarantee the Company’s obligations under the Notes on a senior unsecured basis.

Interest Rate. Interest on the Notes accrues at a rate of 7.75% per annum. Interest on the Notes is payable in cash semiannually in arrears on May 1 and November 1 of each year, commencing on November 1, 2013.

Other Covenants. The Indenture contains affirmative and negative covenants that, among other things, limit or restrict the Company’s ability (as well as those of the Company’s subsidiaries) to: incur additional debt; provide guarantees and issue mandatorily redeemable preferred stock; pay dividends on or make distributions in respect of capital stock or make certain other restricted payments or investments including the prepayment of certain indebtedness; enter into agreements that restrict distributions from restricted subsidiaries; sell or otherwise dispose of assets, including capital stock of restricted subsidiaries; enter into transactions with affiliates; create or incur liens; and merge, consolidate or sell substantially all of its assets.

Events of Default. The Indenture provides for customary events of default (subject in certain cases to customary grace and cure periods), which include nonpayment, breach of covenants in the Indenture, payment defaults or acceleration of other indebtedness, failure to pay certain judgments and certain events of bankruptcy and insolvency. Generally, if an event of default occurs, the Trustee or holders of at least 25% in principal amount of the then outstanding Notes may declare the principal, premium, if any, interest and other monetary obligations on all the Notes to be due and payable immediately.

Term Loan Facility

On April 25, 2013, the Company entered into (i) a Term Loan B-1 in an aggregate principal amount of $200 million and (ii) a Term Loan B-2 in an aggregate principal amount of $470 million. The Term Loan B-1 was offered at a price of 99.75%, of their face value, resulting in approximately $199 million of net proceeds for the Term Loan B-1. The Term Loan B-2 was offered at a price of 99.50%, of their face value, resulting in approximately $468 million of net proceeds for the Term Loan B-2. The $1 million and $2 million original issue discount for the Term Loan B-1 and Term Loan B-2, respectively, will be amortized based on the effective interest rate method and included in interest expense until the Term Loans mature. The Term Loan B-1 amortizes in quarterly installments in an amount equal to 1.00% per annum, with the balance due on April 25, 2016. The Term Loan B-2 amortizes in quarterly installments in an amount equal to 1.00% per annum, with the balance due on April 25, 2020. As of September 30, 2013, $199 million principal amount of Term Loan B-1 was outstanding, net of a $1 million issue discount which is being amortized until the Term Loan B-1 matures and $467 million principal amount of Term Loan B-2 was outstanding, net of a $2 million issue discount which is being amortized until the Term Loan B-2 matures.

Guarantees and collateral. The indebtedness, obligations and liabilities under the Term Loan Facility are unconditionally guaranteed jointly and severally on a senior secured basis by Parent and certain of its current and future U.S. subsidiaries, and are secured, subject to permitted liens and other exceptions and exclusions, by a first-priority lien on substantially all tangible and intangible assets of the borrower and each guarantor (including (i) a perfected pledge of all of the capital stock of the borrower and each direct, wholly-owned material subsidiary held by the borrower or any guarantor (subject to certain limitations with respect to foreign subsidiaries) and (ii) perfected security interests in, and mortgages on, equipment, general intangibles, investment property, intellectual property, material fee-owned real property, intercompany notes and proceeds of the foregoing) except for certain excluded assets and the collateral securing the ABL Revolver on a first priority basis, and a second-priority lien on the collateral securing the ABL Revolver on a first-priority basis.

Mandatory prepayments. The Term Loan Facility requires the following amounts to be applied to prepay the Term Loans, subject to certain thresholds, exceptions and reinvestment rights: 100% of the net proceeds from the incurrence of indebtedness (other than permitted indebtedness), 100% of the net proceeds of certain asset sales (including insurance or condemnation proceeds), other than the collateral securing the ABL Revolver on a first-priority basis, and 50% of excess cash flow with stepdowns to 25% and 0% based on certain leverage targets.

Mandatory prepayments will be allocated ratably between Term Loan B-1 and Term Loan B-2 and, within each, will be applied to reduce remaining amortization payments in the direct order of maturity for the immediately succeeding eight quarters and, thereafter, pro rata.

Voluntary Prepayments. The Company may voluntarily prepay outstanding Term Loans in whole or in part at any time without premium or penalty (other than a 1.00% premium payable until, in the case of the Term Loan B-1, six months following April 25, 2013 and, in the case of the Term Loan B-2, one year following April 25, 2013, on (i) the amount of loans prepaid or refinanced with proceeds of long-term bank debt financing or any other financing similar to such borrowings having a lower effective yield or (ii) the amount of loans the terms of which are amended to the same effect), subject to payment of customary breakage costs in the case of LIBOR rate loans. Optional prepayments of the Term Loans will be applied to the remaining installments thereof at the direction of the Company.

Interest Rates. Outstanding borrowings under the Term Loan Facility accrue interest at an annual rate of interest equal to (i) a base rate plus the applicable spread or (ii) a LIBOR rate plus the applicable spread. The applicable margin for borrowings under the Term Loan B-1 is 1.75% with respect to base rate borrowings and 2.75% with respect to LIBOR rate borrowings, and the applicable margin for borrowing under the Term Loan B-2 is 2.50% with respect to base rate borrowings and 3.50% with respect to LIBOR rate borrowings. The LIBOR rate is subject to a floor of 0.75% per annum with respect to Term Loan B-1 and 1.25% per annum with respect to Term Loan B-2. Overdue principal with respect to the Term Loans will bear interest at a rate 2.00% in excess of the otherwise applicable rate of interest and other overdue amounts with respect to the Term Loans will bear interest at a rate 2.00% in excess of the rate applicable to base rate borrowings.

Covenants. The Term Loan Facility contains negative covenants that, among other things, limit or restrict the ability of the Company and its subsidiaries to create liens and encumbrances; incur additional indebtedness; merge, dissolve, liquidate or consolidate; make acquisitions, investments, advances or loans; dispose of or transfer assets; pay dividends or make other payments in respect of their capital stock; amend certain material governance documents; change the nature of the business of the borrower and its subsidiaries; redeem or repurchase capital stock or prepay, redeem or repurchase certain debt; engage in certain transactions with affiliates; change the borrower’s fiscal periods; and enter into certain restrictive agreements. The Term Loan Facility also contains certain customary affirmative covenants and events of default, including a change of control.

During the second quarter of 2013, we recorded a write-off of $5 million to interest expense for unamortized deferred financing costs associated with the redemption of our Secured Notes and Subordinated Notes. We also recorded during the second quarter of 2013 a write-off of $3 million to interest expense for the replacement of our Old ABL Revolver with a new ABL Revolver. In addition, we recorded $14 million in total deferred financing costs related to the issuance of our Senior Notes and Term Loans as part of the refinancing and $1 million in total deferred financing costs associated with the ABL Revolver. The unamortized deferred financing costs will be charged to interest expense over the next eight years for the Senior Notes, seven years for Term Loan B-2, five years for ABL Revolver and three years for Term Loan B-1.

During the second quarter of 2012, we recorded a write-off of less than $1 million to interest expense for unamortized deferred financing costs associated with the redemption of $22.5 million of the Secured Notes. Additionally, we recorded $1 million in total deferred financing costs related to our Old ABL Revolver.

The following table summarizes the deferred financing activity from December 31, 2012 to September 30, 2013:

(Dollars in millions)
Balance at December 31, 2012	$15
Amortization	(3)
Write-off of unamortized deferred financing costs	(8)
Deferred financing costs	15

Balance at September 30, 2013	$19

Note 8. Debt

On August 13, 2009, we refinanced our former term loan facility, revolving credit facility and accounts receivable facility. The refinancing consisted of the ABL Revolver and the Secured Notes, the proceeds of which were used to repay outstanding borrowings under our former term loan facility, revolving credit facility and accounts receivable facility, as well as to settle interest rate derivatives and to pay fees and expenses related to the refinancing. The ABL Revolver and the Secured Notes replaced our revolving credit facility, which would have otherwise matured on November 30, 2010, our former term loan facility, which would have otherwise matured on November 30, 2011, and our accounts receivables facility, which would have otherwise matured on November 30, 2009.

On December 31, 2010, we redeemed $22.5 million aggregate principal amount of our Secured Notes, pursuant to their terms at a redemption price equal to 103% of the principal amount of such notes being redeemed, plus accrued and unpaid interest to the redemption date.

On December 9, 2010, we completed an offering of an additional $100 million of our 9% Senior Subordinated Notes due 2014, (the “Subordinated Notes”), thereby increasing the outstanding aggregate principle amount to $367 million. The Company used the proceeds from the offering of the Additional Notes to finance its $24 million acquisition of the remaining 50% interest of Affinia India Private Limited and to finance our $52 million acquisition of the NAPD business on December 16, 2010.

On May 22, 2012 and November 30, 2012, Affinia Group Inc. entered into the Omnibus Fourth and Fifth Amendment to ABL Credit Agreement and Other Credit Documents (the “ABL Amendment”) among the Company, Affinia Group Inc., certain of the Company’s U.S. subsidiaries, certain of the Company’s Canadian subsidiaries, the lenders party thereto, Bank of America, N.A., as the administrative agent, and the other agents party thereto. As amended by the ABL Amendment, the asset-based revolving credit facility (the “ABL Revolver”) includes (i) a revolving credit facility of up to $300 million (which may be increased or decreased in accordance with the reallocation provisions of the ABL Revolver) for borrowings solely to the U.S. domestic borrowers, including (a) a $40 million sub-limit for letters of credit and (b) a $30 million swingline facility and (ii) a revolving credit facility of up to $15 million (which may be increased or decreased in accordance with the reallocation provisions of the ABL Revolver, but in no event to exceed $25 million) for Canadian Dollar denominated revolving loans solely to a Canadian borrower. Availability under the ABL Revolver is based upon monthly (or more frequent under certain circumstances) borrowing base valuations of the Company’s eligible inventory and accounts receivable and is reduced by certain reserves in effect from time to time.

In addition, under the ABL Revolver, a financial covenant exists which would be triggered if excess availability under the ABL Revolver is less than the greater of 10.0% of the total borrowing base and $20.0 million. If the covenant trigger were to occur, we would be required to satisfy and maintain a fixed charge coverage ratio of at least 1.00x, measured for the last twelve-month period. As of March 18, 2013, none of the covenant triggers have occurred. The fixed charge coverage ratio was 1.71x as of December 31, 2012. The impact of falling below the fixed charge coverage ratio would not be a default but instead the imposition of restrictions on our ability to pursue certain operational or financial transactions (e.g. asset dispositions, dividends and acquisitions).

On June 25, 2012, Affinia Group Inc. redeemed $22.5 million aggregate principal amount of the Secured Notes pursuant to their terms at a redemption price equal to 103% of the principal amount of such notes being redeemed, plus accrued and unpaid interest to the redemption date.

Debt consists of the following:

	At December 31,
(Dollars in millions)	2011	2012
9% Senior subordinated notes, due November 2014	$367	$367
10.75% Senior secured notes, due August 2016	201	179
ABL revolver, due May 2017	110	—
Other debt(1)	20	23

	698	569
Less: Current portion(1)	(20)	(23)

	$678	$546

(1)	The debt as of December 31, 2011 excludes $20 million of notes payable in our Brake North America and Asia group, which is classified in current liabilities of discontinued operations and has rates ranging from 5.2% to 5.4%. The other debt of $20 million as of December 31, 2011 relates to our Poland operations. Our Poland operations in 2011 initiated a revolving credit facility with borrowings up to $20 million. The other debt of $23 million as of December 31, 2012 consist of $20 million related to our Poland operations with a rate of one month LIBOR plus 0.9 points and $3 million related to our filtration China operations.

Scheduled maturities of debt for each of the next five years and thereafter are as follows:

(Dollars in millions) Year	Amount
2013	$23
2014	367
2015	—
2016	179
2017	—
2018 and thereafter	—

Total debt	$569

The fair value of debt is as follows:

Fair Value of Debt at December 31, 2011

(Dollars in millions)	Book Value of Debt	Fair Value Factor	Fair Value of Debt
Senior subordinated notes, due November 2014(1)	$367	99.69%	$366
Senior secured notes, due August 2016(1)	201	109.06%	219
ABL revolver, due November 2015(2)	110	100%	110
Other debt(2)(3)	20	100%	20

Total fair value of debt at December 31, 2011(3)			$715

Fair Value of Debt at December 31, 2012

(Dollars in millions)	Book Value of Debt	Fair Value Factor	Fair Value of Debt
Senior subordinated notes, due November 2014(1)	$367	100.25%	$368
Senior secured notes, due August 2016(1)	179	108.43%	194
ABL revolver, due May 2017(2)	—	100%	—
Other debt(2)	23	100%	23

Total fair value of debt at December 31, 2012			$585

(1)	The fair value of the long-term debt was estimated based on quoted market prices obtained through broker or pricing services and categorized within Level 2 of the hierarchy. The fair value of our debt that is publicly traded in the secondary market is classified as Level 2 and is based on current market yields obtained through broker or pricing services.
(2)	The carrying value of fixed rate short-term debt approximates fair value because of the short term nature of these instruments, and the carrying value of the Company’s current floating rate debt instruments approximates fair value because of the variable interest rates pertaining to those instruments. The fair value of debt is categorized within Level 2 of the hierarchy.
(3)	The debt as of December 31, 2011 excludes $20 million of notes payable in our Brake North America and Asia group, which is classified in current liabilities of discontinued operations.

Asset based credit facilities. Affinia Group Inc. and certain of its subsidiaries have a four-year $315 million ABL Revolver that includes (i) a revolving credit facility of up to $300 million (which may be increased or decreased in accordance with the reallocation provisions of the ABL Revolver) for borrowings solely to the U.S. domestic borrowers (the “U.S. Facility”), including (a) a $40 million sub-limit for letters of credit and (b) a $30 million swingline facility and (ii) a revolving credit facility of up to $15 million (which may be increased or decreased in accordance with the reallocation provisions of the ABL Revolver, but in no event to exceed $25 million) for Canadian Dollar denominated revolving loans solely to a Canadian borrower (the “Canadian Facility”). Availability under the ABL Revolver is based upon monthly (or more frequent under certain circumstances) borrowing base valuations of Affinia Group Inc.’s eligible continuing and discontinued operations inventory and accounts receivable and is reduced by certain reserves in effect from time to time. The ABL Collateral consists of all accounts receivable, inventory, cash (other than certain cash proceeds of Notes Collateral (as defined in the indenture governing the Secured Notes)) and proceeds of the foregoing and certain assets related thereto, in each case held by Affinia Group Intermediate Holdings Inc., Affinia Group Inc. and certain of their subsidiaries.

On November 30, 2010, we entered into an amendment to the credit agreement governing the ABL Revolver. The ABL Revolver has been amended to, among other things, (a) increase the amount of additional unsecured indebtedness that we may incur from $100 million to $300 million and provide certain conditions to any issuance of such indebtedness in excess of $100 million, (b) amend the covenants with respect to: making certain dividends, distributions, restricted payments and investments; extending, renewing and refinancing certain existing indebtedness; amending certain material documents; and issuing and disposing of certain equity interests, (c) reduce the pricing spread applicable to each type of loan by 150 basis points at each level of average aggregate availability and remove the floor formerly applicable to the LIBOR rate and the BA rate, (d) extend the maturity date from August 13, 2013 to November 30, 2015 (subject to early termination under certain limited circumstances), (e) allow for prepayments of certain outstanding indebtedness with the proceeds of an initial public offering (if Affinia Group Holdings Inc. undertakes an initial public offering) and permit the merger of Affinia Group Intermediate Holdings Inc. with and into Affinia Group Holdings Inc. upon satisfaction of certain preconditions to such merger and (f) modify certain other provisions thereof.

On May 22, 2012 and November 30, 2012, Affinia Group Inc. entered into amendments to the credit agreement governing the ABL Revolver. The ABL Revolver has been amended to, among other things, (a) amend the a revolving credit facility of up to $300 million for borrowings solely to the U.S. domestic borrowers and revolving credit facility of up to $15 million for Canadian Dollar denominated revolving loans solely to a Canadian borrower, (b) extend the maturity date from November 30, 2015 to May 22, 2017, (c) reduce the pricing spread applicable to each type of loan by 75 basis points at each level of average aggregate availability, (d) reduce the unused commitment fee on the undrawn portion of the credit facility, (e) amend the covenants with respect to: making certain other dispositions and investments; extending, renewing and refinancing certain existing indebtedness; and disposing of certain equity interest, (f) reduce the availability threshold amount and the fixed charge coverage ratio requirement, (g) reduce the dominion threshold and (h) modify certain other provisions thereof.

At December 31, 2012, we had nil outstanding under the ABL Revolver. During the year, we borrowed funds at a weighted average interest rate of approximately 2.4% under this facility. We had an additional $103 million of availability after giving effect to $11 million in outstanding letters of credit and $2 million for borrowing base reserves as of December 31, 2012.

Mandatory Prepayments. If at any time the outstanding borrowings under the ABL Revolver (including outstanding letters of credit and swingline loans) exceed the lesser of (i) the borrowing base as in effect at such time and (ii) the aggregate revolving commitments as in effect at such time, we will be required to prepay an amount equal to such excess and/or cash collateralize outstanding letters of credit.

The maturity date of the ABL Revolver is May 22, 2017, subject to early termination if our senior subordinated notes which mature less than six months after such date are not refinanced, renewed or extended, or fully redeemed, fully cash defeased, paid in full or fully cash collateralized, prior to the date which is 91 days before the earlier of May 22, 2017 and the maturity date of the senior subordinated notes.

Voluntary Prepayments. Subject to certain conditions, the ABL Revolver allows us to voluntarily reduce the amount of the revolving commitments and to prepay the loans without premium or penalty other than customary breakage costs for LIBOR rate contracts.

Covenants. The ABL Revolver contains affirmative and negative covenants that, among other things, limit or restrict Intermediate Holdings’ and its subsidiaries ability to create liens and encumbrances; incur debt; merge, dissolve, liquidate or consolidate; make acquisitions and investments; dispose of or transfer assets; pay dividends or make other payments in respect of the borrowers’ capital stock; amend certain material documents; change the nature of the borrowers’ business; make certain payments of debt; engage in certain transactions with affiliates; change the borrowers’ fiscal periods; and enter into certain restrictive agreements, in each case, subject to certain qualifications and exceptions.

In addition, commencing on the day that an event of default occurs or availability under the ABL Revolver is less than the greater of 10.0% of the total borrowing base and $20.0 million, Affinia Group Intermediate Holdings Inc. is required to maintain a fixed charge coverage ratio of at least 1.00x measured for the last 12-month period.

Interest Rates and Fees. Outstanding borrowings under the U.S. Facility accrue interest at an annual rate of interest equal to (i) a base rate plus the applicable spread or (ii) a LIBOR rate plus the applicable spread. Outstanding borrowings under the Canadian Facility accrue interest at an annual rate of interest equal to (i) the Canadian prime rate plus the applicable spread or (ii) the BA rate (the average discount rate of bankers’ acceptances as quoted on the Reuters Screen CDOR page) plus the applicable spread. We pay a commission on letters of credit issued under the U.S. Facility at a rate equal to the applicable spread for loans based upon the LIBOR rate. The ABL Revolver, as amended on May 22, 2012, revises the applicable spread, as set forth below, for purposes of calculating the annual rate of interest applicable to outstanding borrowings under the U.S. Facility and the Canadian Facility.

Level	Average Aggregate Availability			Base Rate Loans and Canadian Prime Rate Loans	LIBOR Loans and Canadian BA Rate Loans
I	≤	$105,000,000		1.00%	2.00%
II	> ≤	$105,000,000 $210,000,000	but	0.75%	1.75%
III	>	$210,000,000		0.50%	1.50%

We pay certain fees with respect to the ABL Revolver, including (i) an unused commitment fee on the undrawn portion of the credit facility of 0.25% per annum in the event that more than 50% of the commitments (excluding swingline loans) under the credit facility are utilized, 0.375% per annum in the event that more than 25% but less than or equal to 50% of the commitments (excluding swingline loans) under the credit facility are utilized, and 0.50% per annum in the event that less than or equal to 25% of the commitments (excluding swingline loans) under the credit facility are utilized and (ii) customary annual administration fees and fronting fees in respect of letters of credit equal to 0.125% per annum on the stated amount of each letter of credit outstanding during each month. During an event of default, the fee payable under clause (i) shall be increased by 2% per annum.

Cash Dominion. If availability under the ABL Revolver is less than the greater of 12.5% of the total borrowing base and $22.5 million, or if there exists an event of default, amounts in Affinia Group Intermediate Holdings Inc.’s deposit accounts and the deposit accounts of the subsidiary guarantors (other than certain excluded accounts) will be transferred daily into a blocked account held by the administrative agent and applied to reduce the outstanding amounts under the ABL Revolver.

Senior Notes

Secured Notes. On August 13, 2009, Affinia Group Inc. issued $225 million of Secured Notes as part of the refinancing. The Secured Notes were offered at a price of 98.799% of their face value, resulting in approximately $222 million of net proceeds. The approximately $3 million discount will be amortized based on the effective interest rate method and included in interest expense until the Secured Notes mature. Subject to Affinia Group Inc.’s compliance with the covenants described in the indenture securing the Secured Notes, Affinia Group Inc. is permitted to issue more Secured Notes from time to time under the Indenture. The Secured Notes and the additional notes, if any, will be treated as a single class for all purposes of the indenture governing the Secured Notes, including waivers, amendments, redemptions and offers to purchase. The Secured Notes mature in 2016 and accrue interest at rate of 10.75% per annum payable semiannually. The Secured Notes are senior obligations of Affinia Group Inc.

On December 31, 2010, Affinia Group Inc. redeemed $22.5 million aggregate principal amount of its Secured Notes, pursuant to their terms at a redemption price equal to 103% of the principal amount of such notes being redeemed, plus accrued and unpaid interest to the redemption date.

On June 25, 2012, Affinia Group Inc. redeemed $22.5 million aggregate principal amount of the Secured Notes pursuant to their terms at a redemption price equal to 103% of the principal amount of such notes being redeemed, plus accrued and unpaid interest to the redemption date. The Secured Notes outstanding balance net of the discount was $179 million as of December 31, 2012.

Subordinated Notes. On November 30, 2004, Affinia Group Inc. issued $300 million of Subordinated Notes. The Subordinated Notes and the additional notes, if any, will be treated as a single class for all purposes of the indenture governing the Subordinated Notes, including waivers, amendments, redemptions and offers to purchase. The Subordinated Notes mature in 2014 and accrue interest at rate of 9% per annum payable semiannually. The Subordinated Notes are senior obligations of Affinia Group Inc.

In June of 2009, Affinia Group Holdings Inc. purchased in the open market approximately $33 million in principal amount of the Subordinated Notes and thereafter contributed such notes to Affinia Group Intermediate Holdings Inc., which contributed such notes to Affinia Group Inc. Affinia Group Inc. promptly surrendered such purchased notes for cancellation, which resulted in a pre-tax gain on the extinguishment of debt of $8 million in 2009.

On December 9, 2010, Affinia Group Inc. completed an offering of $100 million of the Subordinated Notes. The outstanding balance of the Subordinated Notes at December 31, 2012 was $367 million. Subject to Affinia Group Inc.’s compliance with the covenants described in the indenture securing the Subordinated Notes, Affinia Group Inc. is permitted to issue more Subordinated Notes from time to time under the indenture.

Indenture Provisions. The indentures governing the Secured Notes and the Subordinated Notes limit Affinia Group Inc.’s (and its restricted subsidiaries’) ability to incur and guarantee additional indebtedness, issue disqualified stock or issue certain preferred stock; pay dividends on, make other distributions on, redeem or repurchase our capital stock or make certain other restricted payments; create certain liens or encumbrances; issue capital stock; make certain investments or acquisitions; make capital expenditures; pay dividends, make distributions or make other payments from its subsidiaries; changes their lines of business; enter into certain types of transactions with affiliates; use assets as security in other transactions; sell certain assets or merge with or into other companies and designate subsidiaries as unrestricted subsidiaries. Subject to certain exceptions, Affinia Group Inc. and its restricted subsidiaries are permitted to incur additional indebtedness, including secured indebtedness, under the terms of the indentures governing the Secured Notes and the Subordinated Notes.

During 2010, we recorded a write-off of $1 million to interest expense for unamortized deferred financing costs associated with the redemption of $22.5 million of the Secured Notes. Additionally, we recorded $5 million in total deferred financing costs related to the amendment to ABL Revolver and the issuance of additional $100 million in Senior Subordinated Notes. During the second quarter of 2012, we recorded a write-off of less than $1 million to interest expense for unamortized deferred financing costs associated with the redemption of $22.5 million of the Secured Notes. Additionally, we recorded $1 million in total deferred financing costs related to the amendment of our ABL Revolver.

The unamortized deferred financing will be charged to interest expense over the next five years for the ABL Revolver, four years for the Secured Notes and two years for the Subordinated Notes.

The following table summarizes the deferred financing activity from December 31, 2010 to December 31, 2012:

(Dollars in millions)
As of December 31, 2010	$23
Amortization	(5)
Deferred financing costs	—

Balance at December 31, 2011	$18
Amortization	(4)
Write-off of unamortized deferred financing costs	—
Deferred financing costs	1

Balance at December 31, 2012	$15